Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment	Property, plant and equipment comprised the following (in thousands):

	Freehold land	Leasehold improvements	Fixtures and fittings	Motor vehicles	Plant, machinery and equipment	Totals
Cost
At January 1, 2021	$19,569	$65,448	$19,195	$201	$21,886	$126,299
Additions	—	12,264	8,167	108	7,895	28,434
Additions acquired through business combinations (1)	—	6	43	—	159	208
Disposals	—	(3,219)	(1,045)	—	(1,037)	(5,301)
Transfers	—	(2,383)	85	—	2,305	7
Foreign exchange movements	(1,545)	(2,851)	(1,370)	(7)	(991)	(6,764)
At December 31, 2021	18,024	69,265	25,075	302	30,217	142,883
Additions	3,455	7,906	6,432	2	4,403	22,198
Additions acquired through business combinations (1)	—	6	4	—	243	253
Disposals	—	—	(150)	(86)	(639)	(875)
Transfers	—	(302)	287	—	15	—
Foreign exchange movements	(894)	(3,081)	(2,001)	(9)	(2,020)	(8,005)
At December 31, 2022	$20,585	$73,794	$29,647	$209	$32,219	$156,454
Accumulated depreciation and impairment
At January 1, 2021	$-	$(17,027)	$(7,701)	$(130)	$(12,359)	$(37,217)
Depreciation for year	—	(6,615)	(3,589)	(29)	(5,300)	(15,533)
Disposals	—	3,095	1,008	—	998	5,101
Foreign exchange movements	—	919	446	7	457	1,829
At December 31, 2021	—	(19,628)	(9,836)	(152)	(16,204)	(45,820)
Depreciation for year	—	(6,486)	(3,943)	(38)	(5,893)	(16,360)
Impairment for year	—	(6,949)	(227)	—	(1,248)	(8,424)
Disposals	—	—	150	86	639	875
Foreign exchange movements	—	2,304	875	1	1,236	4,416
At December 31, 2022	$-	$(30,759)	$(12,981)	$(103)	$(21,470)	$(65,313)
Net book value
At December 31, 2021	$18,024	$49,637	$15,239	$150	$14,013	$97,063
At December 31, 2022	$20,585	$43,035	$16,666	$106	$10,749	$91,141

(1) Refer to Note 31, Business combinations for details